Receivables - Allowance for accounts receivable (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	€ (6,992)
Financial assets at period end	(7,338)	€ (6,992)
Impairments | Receivables - current
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	245	216
Additions charged to expense	37	112
Deductions from allowance	(45)	(88)
Transfer to assets held for sale	(1)	0
Other movements	(43)	5
Financial assets at period end	€ 193	€ 245